Restructuring and Asset Impairment Charges, Net	12 Months Ended
Sep. 25, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges, Net
Restructuring and Asset Impairment Charges, Net
During fiscal 2015, the Company identified and pursued opportunities for cost savings through restructuring activities and workforce reductions to improve operating efficiencies across the Company's businesses. The Company expects to incur restructuring and restructuring related charges between $50 million and $75 million in fiscal 2016, which does not include repositioning charges, as discussed below.
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
2015 actions	$178	$—	$—
2014 actions	(1)	44	—
2013 and prior actions	(1)	5	111
Total restructuring and asset impairment charges, net	$176	$49	$111
Charges reflected in SG&A	1	2	—
Charges reflected in restructuring and asset impairment charges, net	$175	$47	$111

2015 Actions
Restructuring and asset impairment charges, net, during the year ended September 25, 2015 related to the 2015 actions are as follows ($ in millions):

	For the Year Ended
	September 25, 2015
	Employee Severance and Benefits	Facility Exit and Other Charges	Charges Reflected in SG&A	Total
NA Integrated Solutions & Services	$41	$3	$1	$45
ROW Integrated Solutions & Services	81	9	1	91
Global Products	21	1	(1)	21
Corporate and Other	20	1	—	21
Total	$163	$14	$1	$178
The rollforward of the reserves related to 2015 actions from September 26, 2014 to September 25, 2015 is as follows ($ in millions):

Balance as of September 26, 2014	$—
Charges	188
Reversals	(11)
Utilization	(57)
Currency translation	(2)
Balance as of September 25, 2015	$118

Restructuring reserves for businesses that are included in Liabilities held for sale within the Consolidated Balance Sheets are excluded from the table above. See Note 3.
2014 Actions
Restructuring and asset impairment charges, net, during the years ended September 25, 2015 and September 26, 2014 related to the 2014 actions are as follows ($ in millions):

	For the Year Ended
	September 25, 2015
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Integrated Solutions & Services	$(5)	$—	$(5)
ROW Integrated Solutions & Services	(1)	(1)	(2)
Global Products	6	—	6
Total	$—	$(1)	$(1)

	For the Year Ended
	September 26, 2014
	Employee Severance and Benefits	Facility Exit and Other Charges	Charges Reflected in SG&A	Total
NA Integrated Solutions & Services	$16	$—	$—	$16
ROW Integrated Solutions & Services	18	5	—	23
Global Products	3	—	2	5
Total	$37	$5	$2	$44

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the 2014 actions are as follows ($ in millions):

	Employee Severance and Benefits	Facility Exit and Other Charges	Charges Reflected in SG&A	Total
NA Integrated Solutions & Services	$11	$—	$—	$11
ROW Integrated Solutions & Services	17	4	—	21
Global Products	9	—	2	11
Total	$37	$4	$2	$43

The rollforward of the reserves related to 2014 actions from September 26, 2014 to September 25, 2015 is as follows ($ in millions):

Balance as of September 26, 2014	$29
Charges	7
Reversals	(8)
Utilization	(17)
Currency translation	(3)
Balance as of September 25, 2015	$8

Restructuring reserves for businesses that are included in Liabilities held for sale within the Consolidated Balance Sheets are excluded from the table above. See Note 3.
2013 and prior actions
The Company continues to maintain restructuring reserves related to actions initiated prior to fiscal 2013. The total amount of these reserves was $34 million and $70 million as of September 25, 2015 and September 26, 2014, respectively. The Company recorded $1 million in net reversals, $5 million of restructuring charges, net and $111 million of restructuring charges, net, and utilized $27 million, $62 million and $81 million for the years ended September 25, 2015, September 26, 2014 and September 27, 2013, respectively, related to 2013 and prior actions. The remaining change in reserve during the years ended September 25, 2015, September 26, 2014 and September 27, 2013 relates to currency translation. The aggregate remaining reserves relate to employee severance and benefits as well as facility exit costs for long-term non-cancelable lease obligations primarily within the Company's NA and ROW Integrated Solutions and Services businesses.
Total Restructuring Reserves
As of September 25, 2015 and September 26, 2014, restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Accrued and other current liabilities	$145	$83
Other liabilities	15	16
Total	$160	$99
Restructuring reserves for businesses that are included in Liabilities held for sale within the Consolidated Balance Sheets are excluded from the table above. See Note 3.
Repositioning
The Company has initiated certain global actions designed to reduce its cost structure and improve future profitability by streamlining operations and better aligning functions, which the Company refers to as repositioning actions. These actions may or may not lead to a future restructuring action. During the years ended September 25, 2015, September 26, 2014, and September 27, 2013, the Company recorded repositioning charges of $113 million, $44 million, and $20 million, respectively, primarily related to professional fees which have been reflected in Selling, general and administrative expenses within the Consolidated Statement of Operations.